Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Schedule of Compensation of Key Management Personnel
(a)	Compensation of Key Management Personnel

	2022	2021	2020

	US$	US$	US$
Short-term employee benefits	1,555,658	1,099,081	680,954
Post-employment benefits	56,105	79,550	64,632
Share-based payments expense	4,664,767	3,897,638	420,751
	6,276,530	5,076,269	1,166,337